Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2020
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Other Operating Income and Expenses
30.	Other Operating Income and Expenses
Details of other operating income and
expenses for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	￦	35,644	8,533	38,933
Others(*)		64,004	94,288	33,017

	￦	99,648	102,821	71,950

Other Operating Expenses:
Communication	￦	41,138	43,606	35,507
Utilities		341,045	320,474	297,049
Taxes and dues		40,831	44,761	37,290
Repair		384,328	358,758	353,321
Research and development		416,445	391,327	387,675
Training		35,802	35,004	35,574
Bad debt for accounts receivable — trade		48,625	28,841	38,211
Travel		15,652	30,746	27,910
Supplies and other		328,243	259,155	130,008
Loss on disposal of property and equipment and intangible assets		41,598	47,760	87,257
Impairment loss on other investment securities		—	1,670	3,157
Impairment loss on property and equipment and intangible assets		208,834	65,935	255,839
Donations		16,774	17,557	59,012
Bad debt for accounts receivable — other		10,559	5,802	7,718
Others(*)		66,573	65,015	26,876

	￦	1,996,447	1,716,411	1,782,404

(*)	See note 5 (2).